SCHEDULE OF REVENUE SALES OF READERS CARTRIDGES AND ACCESSORIES (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Product Information [Line Items]
Total revenue	$ 457,058		$ 813,737
Sales Of Goods Cartidges [Member]
Product Information [Line Items]
Total revenue	252,682		467,043
Sales Of Goods Readers [Member]
Product Information [Line Items]
Total revenue	134,366		237,554
Other Sales [Member]
Product Information [Line Items]
Total revenue	$ 70,010		$ 109,140